Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Mar. 31, 2023		Oct. 31, 2022		Mar. 31, 2022		Oct. 31, 2021		Jul. 31, 2021		Dec. 31, 2022	Jul. 31, 2022		Dec. 31, 2021
REVENUES
Total Revenues	$ 1,698,734				$ 2,666,863						$ 9,840,709			$ 10,544,550
COST OF REVENUES
Total Cost of Revenues	1,295,136				1,395,617						6,486,513			6,300,197
GROSS PROFIT	403,598				1,271,246						3,354,196			4,244,353
OPERATING EXPENSES:
Selling	404,771				368,092						1,902,865			1,258,442
General and administrative	1,975,607				824,896						7,153,248			4,084,873
Earnout share payment											5,199,629
Impairment loss on long-lived assets and goodwill											1,139,016
Research and development					2,946						17,209			129,265
Total Operating Expenses	2,380,378				1,195,934						15,411,967			5,472,580
Formation and operating costs			$ 298,331				$ 45,587		8,377			1,985,750
LOSS FROM OPERATIONS	(1,976,780)		(298,331)		75,312		(45,587)		(8,377)		(12,057,771)	(1,985,750)		(1,228,227)
OTHER INCOME (EXPENSE)
Dividends on marketable securities held in trust			499,343									222,912
Interest expense, net	(11,377)				(20,087)						(120,082)			(127,126)
Gain on disposal of subsidiary					30,055						30,055
Change in fair value of prepaid forward purchase liabilities	(532,492)										(12,911,503)
Other income, net	108,396				145,537						127,477			386,828
Investment income														1,917,062
Total Other Income (Expense), net	(435,473)		499,343		155,505						(12,874,053)	222,912		2,176,764
(LOSS) INCOME BEFORE INCOME TAXES	(2,412,253)				230,817						(24,931,824)			948,537
PROVISION FOR INCOME TAXES	985				5,823						17,422			48,141
NET (LOSS) INCOME	(2,413,238)		201,012		224,994		(45,587)		(8,377)		(24,949,246)	(1,762,838)		900,396
Less: Net (income) loss attributable to noncontrolling interest	1,407				2,409						(65,124)			35,567
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	(2,414,645)		$ 201,012		222,585		$ (45,587)		$ (8,377)		(24,884,122)	$ (1,762,838)		864,829
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(18,296)				(4,014)						(131,941)			17,009
TOTAL COMPREHENSIVE (LOSS) INCOME	(2,431,534)				220,980						(25,081,187)			917,405
Less: Comprehensive (loss) income attributable to noncontrolling interest	1,530				2,217						(65,340)			35,584
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMIT	$ (2,433,064)				$ 218,763						$ (25,015,847)			$ 881,821
Weighted average shares outstanding, redeemable ordinary shares basic			8,625,000									5,883,904
Weighted average shares outstanding, redeemable ordinary shares diluted			8,625,000									5,883,904
Basic net income per redeemable ordinary share			$ 0.03									$ 0.50
Diluted net income per redeemable ordinary share			$ 0.03									$ 0.50
Basic weighted average shares outstanding, non-redeemable ordinary shares			2,448,500	[1],[2]			1,875,000	[1],[2]	1,875,000	[3],[4]		2,355,621	[3],[4]
Diluted weighted average shares outstanding, non-redeemable ordinary shares			2,448,500	[1],[2]			1,875,000	[1],[2]	1,875,000	[3],[4]		2,355,621	[3],[4]
Basic net loss per share, non-redeemable ordinary shares			$ 0.03	[1],[2]			$ 0.02	[1],[2]	$ 0.00			$ 2.00
Diluted net loss per share, non-redeemable ordinary shares			$ 0.03	[1],[2]			$ 0.02	[1],[2]	$ 0.00			$ 2.00
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	20,191,770				9,253,333						12,029,656			9,253,333
Diluted	20,191,770	[5]			9,253,333	[5]					12,029,656			9,253,333
(LOSS) EARNINGS PER SHARE
Basic	$ (0.12)				$ 0.02						$ (2.07)			$ 0.09
Diluted	$ (0.12)				$ 0.02						$ (2.07)			$ 0.09
Medical Services Excluding Related Parties [Member]
REVENUES
Total Revenues
Medical Services Related Parties [Member]
REVENUES
Total Revenues					$ 135						$ 135			$ 4,640
COST OF REVENUES
Total Cost of Revenues					493,843						491,499			2,349,702
Product Sales [Member]
REVENUES
Total Revenues					7,238						11,046			257,841
COST OF REVENUES
Total Cost of Revenues					9,255						59,391			167,202
Property Management Services [Member]
REVENUES
Total Revenues	907,023				1,102,391						3,764,295			4,558,520
COST OF REVENUES
Total Cost of Revenues	687,750				833,727						2,894,296			3,308,536
Medical Services [Member]
REVENUES
Total Revenues	791,711				1,557,099						6,065,233			5,723,549
COST OF REVENUES
Total Cost of Revenues	$ 607,386				$ 58,792						$ 3,041,327			$ 474,757

[1]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[5]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022